UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2010

Check here if Amendment [ ];      Amendment Number: ___
This Amendment (Check only one.):              [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       NOTTINGHAM ADVISORS INC.
ADDRESS:    500 ESSJAY RD. SUITE 220
            WILLIAMSVILLE, NY 14221

Form 13F File Number: 28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer                  WILLIAMSVILLE, NY                 07/27/10
------------------                -----------------                 ---------
[Signature]                         [City, State]                     [Date]

Report Type      (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

         Form 13F File Number Name

         ___________________________________-  [Repeat as necessary.]

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             65

Form 13F Information Table Value Total:            $176470
                                                 -----------
                                                 (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ANONE@ and omit the column headings and list entries.]

         No.     Form 13F File Number              Name



         [Repeat as necessary.]





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
                                                                                                             Voting Authority
                                                                                                             ----------------
                                    Title
                                    of                   Value    Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                      class   CUSIP       (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared  None
--------------                      -----   -----       --------  -------  ---  ----  -------  --------    ----    ------  ----
                                                         Nottingham Advisors
                                                                    FORM 13F
                                                               June 30, 2010

Apple Computer                      COM     037833100    3872          15394 SH       Sole                    15394
Biosensors International Group      COM     G11325100      28          53000 SH       Sole                    53000
Boston Scientific Corp.             COM     101137107     161          27736 SH       Sole                    27736
Exxon Mobil Corp.                   COM     30231G102     403           7065 SH       Sole                     7065
Gabelli Utility Trust               COM     36240A101     196          24619 SH       Sole                    24619
General Electric Co.                COM     369604103     473          32789 SH       Sole                    32789
Heartland Oil & Gas Corp.           COM     42235Q200       0          10000 SH       Sole                    10000
ICO Therapeutics Inc                COM     45107J105      15          33682 SH       Sole                    33682
Johnson & Johnson                   COM     478160104     296           5017 SH       Sole                     5017
M&T Bank Corp.                      COM     55261F104     297           3499 SH       Sole                     3499
Microsoft Inc.                      COM     594918104     492          21384 SH       Sole                    21384
Naturalnano Inc.                    COM     63901A105       1         103400 SH       Sole                   103400
Synergetics USA Inc.                COM     87160G107     250          94271 SH       Sole                    94271
Trans1 Inc.                         COM     89385X105     549         210171 SH       Sole                   210171
Urologix Inc.                       COM     917273104     180         167819 SH       Sole                   167819
Consumer Staples Select Sector              81369Y308    1638          64250 SH       Sole                    64250
DB Commodity Index Tracking Fd              73935S105    6174         286218 SH       Sole                   286218
Financial Select Sector SPDR                81369Y605     159          11525 SH       Sole                    11525
PowerShares QQQ Nasdaq 100                  73935A104     212           4970 SH       Sole                     4970
SPDR Gold Trust                             78463V107    4912          40367 SH       Sole                    40367
SPDR S & P Mid-Cap 400 Trust                78467Y107    6309          48847 SH       Sole                    48847
Utilities Select Sector SPDR                81369Y886    6686         236598 SH       Sole                   236598
Vanguard Dividend Appreciation              921908844   20093         456342 SH       Sole                   456342
Vanguard Emerging Markets ETF               922042858    4797         126265 SH       Sole                   126265
Vanguard Mid-Cap VIPERS ETF                 922908629    2953          50325 SH       Sole                    50325
Vanguard REIT Index                         922908553    3228          69427 SH       Sole                    69427
iShares DJ Select Dividend Ind              464287168    5246         123645 SH       Sole                   123645
iShares FTSE/Xinhua China 25 I              464287184    1891          48329 SH       Sole                    48329
iShares MSCI Canada Index                   464286509    2492         100219 SH       Sole                   100219
iShares MSCI EAFE Index                     464287465   22424         482122 SH       Sole                   482122
iShares MSCI Emerging Markets               464287234    4634         124176 SH       Sole                   124176
iShares Russell 1000 Growth In              464287614   20084         438230 SH       Sole                   438230
iShares Russell 1000 Value Ind              464287598   15836         292125 SH       Sole                   292125
iShares Russell Midcap Growth               464287481     299           6850 SH       Sole                     6850
iShares Russell Midcap Value I              464287473     310           8505 SH       Sole                     8505
iShares S&P 500 Value Index Fd              464287408     264           5312 SH       Sole                     5312
iShares S&P Global Healthcare               464287325    7395         161274 SH       Sole                   161274
iShares S&P Global Utilities                464288711     802          20139 SH       Sole                    20139
iShares S&P Midcap 400 Index                464287507     227           3193 SH       Sole                     3193
iShares S&P Small Cap 600 Inde              464287804    7996         147691 SH       Sole                   147691
iShares S&P U.S. Preferred Sto              464288687     722          19489 SH       Sole                    19489
Credit Suisse Commodity Return              22544R305     716      92210.395 SH       Sole                  92210.4
Davis New York Venture Fund A               239080104    1267      44207.955 SH       Sole                 44207.96
Dodge & Cox Intl Stock Fund                 256206103    1238      43606.223 SH       Sole                 43606.22
Invesco Intl Small Company Fd               008879561     697      49859.409 SH       Sole                 49859.41
Invesco Real Estate Fund Cl A               00142C565     967      53576.407 SH       Sole                 53576.41
Invesco Van Kampen Mid Cap Gro              00143M596     379      16395.258 SH       Sole                 16395.26
JP Morgan Mid Cap Value Fund C              339128308     628      33209.299 SH       Sole                  33209.3
Janus Advisor Forty Fund                    47102R405    1161      41548.125 SH       Sole                 41548.13
Keeley Small Cap Value Cl. A                487300501     693      36957.712 SH       Sole                 36957.71
Lazard Emerging Markets Portfo              52106N764     380      21592.795 SH       Sole                  21592.8
Longleaf Partners Fund                      543069108    1301      54895.004 SH       Sole                    54895
MFS Series Tr I - MFS Value Fu              552983801     298      15566.209 SH       Sole                 15566.21
MFS Series Trust I Research                 552983512     985      81056.401 SH       Sole                  81056.4
Matthews Pacific Tiger Fund                 577130107     443      23077.364 SH       Sole                 23077.36
NT Collective Daily EAFE                                  134     20632.8799 SH       Sole                 20632.88
Neuberger Berman Genesis Adv                64122m605     540      24207.854 SH       Sole                 24207.85
T.Rowe Price Growth Fund                    741479109     999      39461.572 SH       Sole                 39461.57
The Jensen Portfolio                        476313101    1668      73565.013 SH       Sole                 73565.01
Community Bank N.A.                         203607106    5462         247912 SH       Sole                   247912
Exxon Mobil Corp.                           30231G102     349           6113 SH       Sole                     6113
General Electric Co.                        369604103     472          32750 SH       Sole                    32750
Johnson & Johnson                           478160104     224           3793 SH       Sole                     3793
M & T Bank Corp                             55261F104     302           3560 SH       Sole                     3560
Trans1 Inc.                                 89385X105     169          64886 SH       Sole                    64886

REPORT SUMMARY       65                  DATA RECORDS  176470                  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.
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